Convertible Preferred Stock (Details) - Series A Preferred Stock [Member] $ / shares in Units, $ in Thousands	3 Months Ended
Mar. 31, 2026 USD ($) $ / shares shares
Par Value | $ / shares	$ 0.0001
Preferred Stock Authorized	15,000
Preferred Stock Issued and Outstanding	15,000
Carrying Value | $	$ 1,500
Liquidation Preference | $
Common Stock Issuable Upon Conversion	15,000,000